Cover	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	DEF 14A
Entity Registrant Name	NEW PEOPLES BANKSHARES, INC.
Entity Central Index Key	0001163389
Amendment Flag	false